TWO ROADS SHARED TRUST

Breithorn Long/Short Fund

Incorporated herein by reference is the definitive version of the prospectus for the Breithorn Long/Short Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 26, 2014 (SEC Accession No. 0000910472-14-005396).